Stockholders' Equity	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

8. STOCKHOLDERS’ EQUITY

Preferred Stock—The Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.001 per share in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. At April 30, 2016, there were no preferred shares outstanding.

Common Stock—The Company is authorized to issue 25,000,000 shares of Common Stock with a par value of $0.001 per share. Holders of Common Stock are entitled to one vote for each common share. At April 30, 2016, there were 4,697,140 shares of Common Stock issued and outstanding (excluding 9,036,193 shares of Common Stock subject to possible redemption).

Warrants—The Company did not register the shares of Common Stock issuable upon exercise of the Public Warrants. However, the Company has agreed to use its best efforts to file a registration statement with respect to the Common Stock issuable upon exercise of the Public Warrants within 15 business days of the closing of a Business Combination, and to cause the registration statement to become effective within 60 business days of the closing of a Business Combination, to maintain a current prospectus relating to those shares of Common Stock until the earlier of the date the Public Warrants expire or are redeemed and, the date on which all of the Public Warrants have been exercised, and to qualify the resale of such shares under state blue sky laws, to the extent an exemption is not available.

Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00 and will become exercisable on the later of (a) 30 days after the consummation of a Business Combination, or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants expire five years after the consummation of a Business Combination or earlier upon redemption or liquidation. On the exercise of any Public Warrant, the Public Warrant exercise price will be paid directly to the Company and not placed in the Trust Account.

The Public Warrants will be redeemable by the Company at a price of $0.01 per warrant upon 30 days’ prior written notice after the Public Warrants become exercisable, only in the event that the last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given. The Company will not redeem the Public Warrants, and the Public Warrants will not be exercisable on a “cashless basis,” unless an effective registration statement under the Securities Act covering the shares of Common Stock issuable upon exercise of the Public Warrants is effective and a current prospectus relating to those shares of Common Stock is available. However, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants has not been declared effective by the 60th business day following the closing of the Company’s initial Business Combination, warrant holders may exercise the Public Warrants on a cashless basis until such time as there is an effective registration statement. If the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, the Company’s Board of Directors will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The Placement Warrants are the same as the Public Warrants underlying the Units sold in the Initial Public Offering, except that Placement Warrants are not transferable, assignable or salable until 30 days after the consummation of a Business Combination, subject to certain limited exceptions, are exercisable for cash (even if a registration statement covering the Common Stock issuable upon exercise of such Placement Warrants is not effective) or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the Sponsor, Cantor Fitzgerald, or their permitted transferees. If the Placement Warrants are held by someone other than the Sponsor, Cantor Fitzgerald, or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Common Stock at a price below the warrant exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company does not complete a Business Combination in the 18 month period, the warrants may expire worthless.

7. STOCKHOLDERS’ EQUITY

Preferred Stock—The Company is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.001 per share in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. At October 31, 2015, there were no preferred shares outstanding.

Common Stock—The Company is authorized to issue 25,000,000 shares of Common Stock with a par value of $0.001 per share. Holders of Common Stock are entitled to one vote for each common share. As a result of the expiration of the underwriter’s over-allotment option without exercise, on March 29, 2015, the Initial Shareholders forfeited an aggregate of 500,000 Founder Shares. At October 31, 2015, there were 4,723,496 shares of Common Stock issued and outstanding (excluding 9,009,837 shares of Common Stock subject to possible redemption).

As of April 6, 2015, holders of the Company’s Units were able to separately trade the Common Stock and warrants included in the Units. Those Units not separated continue to trade on NASDAQ under the symbol “FNTCU” and each of the underlying shares of Common Stock and warrants trade on NASDAQ under the symbols “FNTC” and “FNTCW,” respectively.

Warrants—The Company did not register the shares of Common Stock issuable upon exercise of the Public Warrants. However, the Company has agreed to use its best efforts to file a registration statement with respect to the Common Stock issuable upon exercise of the Public Warrants within 15 business days of the closing of a Business Combination, and to cause the registration statement to become effective within 60 business days of the closing of a Business Combination, to maintain a current prospectus relating to those shares of Common Stock until the earlier of the date the Public Warrants expire or are redeemed and, the date on which all of the Public Warrants have been exercised, and to qualify the resale of such shares under state blue sky laws, to the extent an exemption is not available.

Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00 and will become exercisable on the later of (a) 30 days after the consummation of a Business Combination, or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants expire five years after the consummation of a Business Combination or earlier upon redemption or liquidation. On the exercise of any Public Warrant, the Public Warrant exercise price will be paid directly to the Company and not placed in the Trust Account.

The Public Warrants will be redeemable by the Company at a price of $0.01 per warrant upon 30 days’ prior written notice after the Public Warrants become exercisable, only in the event that the last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given. The Company will not redeem the Public Warrants, and the Public Warrants will not be exercisable on a “cashless basis,” unless an effective registration statement under the Securities Act covering the shares of Common Stock issuable upon exercise of the Public Warrants is effective and a current prospectus relating to those shares of Common Stock is available. However, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants has not been declared effective by the 60th business day following the closing of the Company’s initial Business Combination, warrant holders may exercise the Public Warrants on a cashless basis until such time as there is an effective registration statement. If the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, the Company’s Board of Directors will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The Placement Warrants are the same as the Public Warrants underlying the Units sold in the Initial Public Offering, except that Placement Warrants are not transferable, assignable or salable until 30 days after the consummation of a Business Combination, subject to certain limited exceptions, are exercisable for cash (even if a registration statement covering the Common Stock issuable upon exercise of such Placement Warrants is not effective) or on a cashless basis, at the holder’s option, and are non-redeemable so long as they are held by the Sponsor, Cantor Fitzgerald, or their permitted transferees. If the Placement Warrants are held by someone other than the Sponsor, Cantor Fitzgerald, or their permitted transferees, the Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Common Stock at a price below the warrant exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company does not complete a Business Combination by August 19, 2016, the warrants may expire worthless.